Financial Assets and Financial Liabilities - Schedule of carrying amounts of right-of-use assets recognised movements (Detail) ₽ in Millions	12 Months Ended
Dec. 31, 2019 RUB (₽)
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	₽ 10,112
Adjustment on initial application of IFRS 16	2,698
Additions to right-of-use assets	8,547
Depreciation, right-of-use assets	(3,001)
Disposals of right-of-use assets	(17)
Impairment loss recognised in profit or loss right-of-use assets	(454)
Transfer to own property, plant and equipment	(115)
Exchange differences	(42)
Ending balance	17,728
Land [member]
Disclosure of quantitative information about right-of-use assets [line items]
Adjustment on initial application of IFRS 16	1,932
Additions to right-of-use assets	200
Depreciation, right-of-use assets	(72)
Disposals of right-of-use assets	(9)
Impairment loss recognised in profit or loss right-of-use assets	(72)
Exchange differences	(1)
Ending balance	1,978
Buildings and constructions [member]
Disclosure of quantitative information about right-of-use assets [line items]
Adjustment on initial application of IFRS 16	681
Additions to right-of-use assets	541
Depreciation, right-of-use assets	(138)
Exchange differences	(23)
Ending balance	1,061
Operating machinery and equipment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	643
Adjustment on initial application of IFRS 16	73
Additions to right-of-use assets	405
Depreciation, right-of-use assets	(204)
Disposals of right-of-use assets	(6)
Impairment loss recognised in profit or loss right-of-use assets	(19)
Transfer to own property, plant and equipment	(114)
Exchange differences	(15)
Ending balance	763
Transportation vehicles [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	9,469
Adjustment on initial application of IFRS 16	12
Additions to right-of-use assets	7,401
Depreciation, right-of-use assets	(2,587)
Disposals of right-of-use assets	(2)
Impairment loss recognised in profit or loss right-of-use assets	(363)
Transfer to own property, plant and equipment	(1)
Exchange differences	(3)
Ending balance	₽ 13,926